ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
ACCOUNTS AND OTHER RECEIVABLES [Text Block]
4.  ACCOUNTS AND OTHER RECEIVABLES

	March 31, 2024 $	March 31, 2023 $
Trade receivables	1,439	106,458
Other receivables	27,292	-
Government grants receivable	60,850	151,440
HST recoverable	174,158	172,496
Accrued interest receivable on guaranteed investment certificates	32,791	238,614
Less: valuation allowance on trade receivables	-	(100,000)
Total accounts and other receivables	296,530	569,008